Schedule of Investments - InfraCap REIT Preferred ETF

July 31, 2026 (unaudited)

Security Description	Shares	Value
PREFERRED STOCKS - 99.1%

Financials - 35.5%
ACRES Commercial Realty Corp., Series C, 9.94%	21,683	$537,738
ACRES Commercial Realty Corp., Series D, 7.88%	914	19,834
Adamas Trust, Inc., Series D, 8.00%	28,533	678,800
Adamas Trust, Inc., Series E, 11.28%	34,423	865,394
Adamas Trust, Inc., Series F, 6.88%	25,600	625,664
AGNC Investment Corp., Series C, 9.12%	3,428	88,545
AGNC Investment Corp., Series D, 8.35%	42,447	1,062,873
AGNC Investment Corp., Series E, 9.01%	47,643	1,215,849
AGNC Investment Corp., Series F, 8.71%	90,695	2,273,724
AGNC Investment Corp., Series G, 7.75%	8,641	215,939
Annaly Capital Management, Inc., Series F, 9.01%	1,283	33,140
Annaly Capital Management, Inc., Series G, 8.18%	56,156	1,417,377
Annaly Capital Management, Inc., Series I, 9.00%	49,302	1,269,033
Annaly Capital Management, Inc., Series J, 8.88%	18,188	474,343
Arbor Realty Trust, Inc., Series D, 6.38%	46,995	747,690
Arbor Realty Trust, Inc., Series E, 6.25%	25,085	395,089
Arbor Realty Trust, Inc., Series F, 6.25%	56,528	1,274,141
ARMOUR Residential REIT, Inc., Series C, 7.00%	30,643	641,358
Chimera Investment Corp., Series A, 8.00%	30,873	673,340
Chimera Investment Corp., Series B, 9.78%	51,404	1,239,864
Chimera Investment Corp., Series C, 8.74%	46,538	1,059,205
Chimera Investment Corp., Series D, 9.33%	36,524	883,516
DigitalBridge Group, Inc., Series H, 7.13%	96,016	1,482,487
DigitalBridge Group, Inc., Series I, 7.15%	160,306	2,465,506
DigitalBridge Group, Inc., Series J, 7.13%	143,078	2,259,202
Dynex Capital, Inc., Series C, 9.47%	462	11,795
Ellington Financial, Inc., Series C, 8.63%	673	17,229
Franklin BSP Realty Trust, Inc., Series E, 7.50%	46,683	912,186
Granite Point Mortgage Trust, Inc., Series A, 7.00%	35,667	652,706
Inpoint Commercial Real Estate Income, Inc., Series A, 6.75%	13,928	301,402
Invesco Mortgage Capital, Inc., Series C, 7.50%	35,299	884,593
KKR Real Estate Finance Trust, Inc., Series A, 6.50%	60,263	1,110,044
MFA Financial, Inc., 8.88%	3,778	94,412
MFA Financial, Inc., Series B, 7.50%	38,383	798,750
MFA Financial, Inc., Series C, 9.36%	50,284	1,166,086
PennyMac Mortgage Investment Trust, 9.00%	7,381	185,189
PennyMac Mortgage Investment Trust, Series A, 8.13%	20,790	462,370
PennyMac Mortgage Investment Trust, Series B, 8.00%	35,245	790,193
PennyMac Mortgage Investment Trust, Series C, 6.75%	46,158	837,768
Ready Capital Corp., 9.00%	20,115	464,455
Ready Capital Corp., Series E, 6.50%	15,216	194,765
Rithm Capital Corp., Series A, 9.81%	1,671	42,176
Rithm Capital Corp., Series B, 9.65%	32,332	812,826

Security Description	Shares	Value
PREFERRED STOCKS (continued)

Financials (continued)
Rithm Capital Corp., Series C, 8.98%	76,535	1,874,342
Rithm Capital Corp., Series D, 7.00%	84,917	2,122,076
Rithm Capital Corp., Series E, 8.75%	8,664	212,268
TPG Mortgage Investment Trust, Inc., Series B, 8.00%	31,285	636,963
TPG Mortgage Investment Trust, Inc., Series C, 10.49%	12,485	313,374
TPG RE Finance Trust, Inc., Series C, 6.25%	37,280	690,053
Two Harbors Investment Corp., Series A, 8.13%	22,724	568,782
Two Harbors Investment Corp., Series B, 7.63%	51,063	1,277,086
Two Harbors Investment Corp., Series C, 9.02%	57,729	1,445,534
Total Financials		42,779,074
Real Estate - 63.6%
Agree Realty Corp., Series A, 4.25%	75,758	1,290,916
AH Realty Trust, Inc., Series A, 6.75%	73,124	1,651,140
American Homes 4 Rent, Series G, 5.88%	43,692	1,001,858
American Homes 4 Rent, Series H, 6.25%	49,620	1,180,460
Brookfield Property Partners LP, Series A2, 6.38%	114,760	1,738,614
Chatham Lodging Trust, Series A, 6.63%	44,655	908,729
Chiron Real Estate, Inc., Series A, 7.50%	26,213	644,840
CTO Realty Growth, Inc., Series A, 6.38%	37,651	797,825
Digital Realty Trust, Inc., Series J, 5.25%	88,824	1,753,386
Digital Realty Trust, Inc., Series K, 5.85%	91,608	2,023,621
Digital Realty Trust, Inc., Series L, 5.20%	162,987	3,225,513
Diversified Healthcare Trust, 5.63%	17,255	304,206
Diversified Healthcare Trust, 6.25%	87,532	1,579,953
EPR Properties, Series G, 5.75%	60,336	1,266,453
Federal Realty Investment Trust, Series C, 5.00%	66,467	1,276,166
Gladstone Commercial Corp., Series E, 6.63%	20,746	480,477
Gladstone Commercial Corp., Series G, 6.00%	34,292	707,787
Gladstone Land Corp., Series B, 6.00%	67,556	1,476,774
Gladstone Land Corp., Series C, 6.00%	116,886	2,455,775
Global Net Lease, Inc., Series A, 7.25%	85,856	1,970,395
Global Net Lease, Inc., Series B, 6.88%	21,934	473,774
Global Net Lease, Inc., Series D, 7.50%	100,785	2,394,652
Global Net Lease, Inc., Series E, 7.38%	26,011	597,733
Hudson Pacific Properties, Inc., Series C, 4.75%	212,125	3,116,116
Kimco Realty Corp., Series L, 5.13%	96,226	1,855,237
Kimco Realty Corp., Series M, 5.25%	129,647	2,538,488
Pebblebrook Hotel Trust, Series E, 6.38%	22,098	443,949
Pebblebrook Hotel Trust, Series F, 6.30%	87,124	1,760,776
Pebblebrook Hotel Trust, Series G, 6.38%	140,060	2,832,013
Pebblebrook Hotel Trust, Series H, 5.70%	123,657	2,225,826
Public Storage, Series F, 5.15%	31,969	638,741
Public Storage, Series G, 5.05%	28,238	562,783
Public Storage, Series H, 5.60%	33,852	730,526
Public Storage, Series I, 4.88%	47,677	907,770
Public Storage, Series J, 4.70%	37,491	681,586
Public Storage, Series K, 4.75%	32,363	601,305
Public Storage, Series L, 4.63%	74,558	1,325,641

Schedule of Investments - InfraCap REIT Preferred ETF (continued)

July 31, 2026 (unaudited)

Security Description	Shares	Value
PREFERRED STOCKS (continued)

Real Estate (continued)
Public Storage, Series M, 4.13%	12,836	204,734
Public Storage, Series N, 3.88%	39,485	587,537
Public Storage, Series O, 3.90%	26,947	402,588
Public Storage, Series P, 4.00%	119,815	1,841,557
Public Storage, Series Q, 3.95%	23,874	360,736
Public Storage, Series R, 4.00%	59,851	921,705
Public Storage, Series S, 4.10%	13,949	219,278
Public Storage, Series T, 6.00%	100,936	2,284,182
Regency Centers Corp., Series B, 5.88%	2,769	59,921
Saul Centers, Inc., Series E, 6.00%	24,565	530,850
SL Green Realty Corp., Series I, 6.50%	108,221	2,322,423
Summit Hotel Properties, Inc., Series E, 6.25%	50,984	943,204
Summit Hotel Properties, Inc., Series F, 5.88%	19,033	336,313
Sunstone Hotel Investors, Inc., Series H, 6.13%	21,947	484,370
Sunstone Hotel Investors, Inc., Series I, 5.70%	22,277	478,955
UMH Properties, Inc., Series D, 6.38%	152,259	3,364,924
Vornado Realty Trust, Series L, 5.40%	142,933	2,525,626
Vornado Realty Trust, Series M, 5.25%	154,546	2,682,919
Vornado Realty Trust, Series N, 5.25%	150,305	2,615,307
Vornado Realty Trust, Series O, 4.45%	137,540	2,030,090
Total Real Estate		76,619,023

Total Preferred Stocks
(Cost $126,177,676)		119,398,097
MONEY MARKET FUNDS - 0.7%
Goldman Sachs Financial Square Government Fund, Institutional Shares, 3.56%(1)	449,523	449,523
RBC BlueBay Government Money Market Fund - Institutional Shares, 3.57%(1)	449,523	449,523
(Cost $899,046)		899,046

TOTAL INVESTMENTS - 99.8%
(Cost $127,076,722)		120,297,143
Other Assets in Excess of Liabilities - 0.2%		299,557
Net Assets - 100.0%		$120,596,700

(1)	The rate shown reflects the seven-day yield as of July 31, 2026.

Schedule of Investments - InfraCap REIT Preferred ETF (continued)

July 31, 2026 (unaudited)

Fair Value Measurements

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of July 31, 2026.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Preferred Stocks	$119,398,097	$—	$—	$119,398,097
Money Market Funds	899,046	—	—	899,046
Total	$120,297,143	$—	$—	$120,297,143